Warrants - Additional Information (Details) - USD ($)			12 Months Ended
	Mar. 12, 2021	Oct. 04, 2018	Dec. 31, 2021	Dec. 31, 2020	Sep. 10, 2021	May 25, 2021	Apr. 13, 2021	Jan. 01, 2021	Dec. 29, 2020	Feb. 02, 2020	Jan. 01, 2020
Expenses from liability classified warrants			$ 2,200,000	$ 83,000,000
Expenses from equity classified warrants			1.8	$ 0.3
Term Loan [Member]
Debt instrument, Face amount					$ 20,000,000.0
Proceeds from issuance of debt			$ 20,000,000.0
Energize Ventures Fund [Member]
Class of warrant or right, Exercise price of warrants or rights							$ 0.01
Warrants and rights outstanding, Maturity date							Apr. 13, 2031
ATEL [Member]
Line of credit maximum borrowing capacity		$ 3,000,000.0
ATEL [Member] | Series A Three Redeemable Convertible Preferred Stock [Member]
Class of warrant or right, Number of securities called by each warrant or right		91,755
SVB Warrants [Member]
Class of warrant or right, Exercise price of warrants or rights	$ 13.49
Class of warrant or right, Warrants issued during period	26,115
Warrants and rights outstanding, Maturity date	Mar. 12, 2033
Class of warrant or right, Outstanding			78,345
Class of warrant or right, Issued			52,230	26,115
SVB Warrants [Member] | Term Loan [Member]
Class of warrant or right, Exercise price of warrants or rights					$ 20,920,000
Warrants and rights outstanding, Maturity date					Sep. 10, 2033
SVB Warrants [Member] | SVB [Member]
Class of warrant or right, Exercise price of warrants or rights						$ 13.49
Warrants and rights outstanding, Maturity date						Mar. 12, 2033
SVB Warrants [Member] | Two Thousand And Twenty SVB Loan [Member]
Class of warrant or right, Exercise price of warrants or rights									$ 1.81
UPS Warrants [Member] | Series B Preferred Stock Financing [Member]
Class of warrant or right, Exercise price of warrants or rights										$ 0.0001
Common Stock Warrant [Member]
Class of warrant or right, Number of securities called by warrants or rights			1,235,543	937,043
Class of warrant or right, Outstanding			1,235,543	937,043				937,043			809,001
Class of warrant or right, Number of securities called by each warrant or right			1
ATEL Series A Three Warrants [Member]
Class of warrant or right, Warrants issued during period		32,405
Warrants and rights outstanding, Maturity date		Oct. 04, 2033
ATEL Series A Three Warrants [Member] | IPO [Member]
Warrants and rights outstanding, Term		5 years
ATEL Series A Three Warrants [Member] | ATEL [Member]
Class of warrant or right, Exercise price of warrants or rights		$ 1.63
Series A Three Warrants [Member]
Class of warrant or right, Number of securities called by each warrant or right			32,405	32,405
Common Stock [Member] | Term Loan [Member]
Class of warrant or right, Number of securities called by warrants or rights					106,270
Common Stock [Member] | Energize Ventures Fund [Member]
Class of warrant or right, Number of securities called by warrants or rights							140,000
Common Stock [Member] | Series B Preferred Stock Financing [Member]
Class of warrant or right, Number of securities called by warrants or rights										101,927
Common Stock [Member] | SVB [Member]
Class of warrant or right, Number of securities called by warrants or rights						26,115
Common Stock [Member] | Two Thousand And Twenty SVB Loan [Member]
Class of warrant or right, Number of securities called by warrants or rights									26,115